Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Income Taxes [Abstract]
Percentage of taxable income that must be distributed to qualify as a REIT		90.00%
Components of Income Tax Benefit [Abstract]
Deferred federal income tax benefit		$ (11,265)	$ (3,034)
Deferred state income tax benefit		(889)	(685)
Benefit from Corporate Business Taxes	[1]	(12,154)	(3,719)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed income tax expense (benefit) at federal rate		(12,808)	(5,482)
State tax benefit, net of federal tax, if applicable		(889)	(685)
REIT income not subject to tax (benefit)		1,543	2,448
Benefit from Corporate Business Taxes	[1]	$ (12,154)	$ (3,719)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Computed income tax expense (benefit) at federal rate		21.00%	21.00%
State tax benefit, net of federal tax, if applicable		1.40%	2.60%
REIT income not subject to tax (benefit)		(2.50%)	(9.40%)
Benefit from Effective Tax Rate	[1]	19.90%	14.20%
Deferred tax assets [Abstract]
Deferred tax - mortgage servicing rights		$ (12,565)		$ (994)
Deferred tax - net operating loss		(2,348)		(1,763)
Total net deferred tax assets		(14,913)		(2,757)
Valuation allowance		$ 0		$ 0

[1]	The provision for income taxes is recorded at the TRS level.